UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06698

DWS Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)

Common Stocks 98.4%
Consumer Discretionary 8.6%
Auto Components 0.1%
Goodyear Tire & Rubber Co.*	61,496	384,965
Johnson Controls, Inc.	157,592	1,891,104

		2,276,069
Automobiles 0.2%
Ford Motor Co.*	645,976	1,698,917
General Motors Corp.	154,471	299,674
Harley-Davidson, Inc.	66,651	892,457

		2,891,048
Distributors 0.1%
Genuine Parts Co.	43,378	1,295,267

Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	30,083	2,356,401
H&R Block, Inc.	89,882	1,634,954

		3,991,355
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	120,097	2,594,095
Darden Restaurants, Inc.	37,680	1,290,917
International Game Technology	78,464	723,438
Marriott International, Inc. "A"	81,964	1,340,931
McDonald's Corp.	306,856	16,745,132
Starbucks Corp.*	196,808	2,186,537
Starwood Hotels & Resorts Worldwide, Inc.	50,612	642,772
Wyndham Worldwide Corp.	47,014	197,459
Wynn Resorts Ltd.*	16,900	337,493
Yum! Brands, Inc.	128,882	3,541,677

		29,600,451
Household Durables 0.3%
Black & Decker Corp.	16,252	512,913
Centex Corp.	31,604	237,030
D.R. Horton, Inc.	79,600	772,120
Fortune Brands, Inc.	39,654	973,506
Harman International Industries, Inc.	15,900	215,127
KB HOME	23,072	304,089
Leggett & Platt, Inc.	45,966	597,098
Lennar Corp. "A"	41,400	310,914
Newell Rubbermaid, Inc.	70,950	452,661
Pulte Homes, Inc.	56,456	617,064
Snap-on, Inc.	15,332	384,833
The Stanley Works	19,353	563,559
Whirlpool Corp.	20,177	597,038

		6,537,952
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	88,612	6,507,665
Expedia, Inc.*	52,470	476,428

		6,984,093
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	73,731	280,178
Hasbro, Inc.	35,702	895,049
Mattel, Inc.	94,214	1,086,287

		2,261,514
Media 2.4%
CBS Corp. "B"	177,154	680,271
Comcast Corp. "A"	785,690	10,716,812
Gannett Co., Inc.	60,169	132,372
Interpublic Group of Companies, Inc.*	122,095	503,031
McGraw-Hill Companies, Inc.	85,874	1,963,938
Meredith Corp.	10,438	173,688
New York Times Co. "A"	38,473	173,898
News Corp. "A"	633,800	4,195,756
Omnicom Group, Inc.	83,136	1,945,383
Scripps Networks Interactive "A"	24,000	540,240
The DIRECTV Group, Inc.*	146,900	3,347,851
Time Warner Cable, Inc.	96,570	2,394,936
Time Warner, Inc.	326,970	6,310,521

Viacom, Inc. "B"*	166,354	2,891,233
Walt Disney Co.	506,864	9,204,650
Washington Post Co. "B"	1,500	535,650

		45,710,230
Multiline Retail 0.8%
Big Lots, Inc.*	23,896	496,559
Family Dollar Stores, Inc.	36,472	1,217,071
J.C. Penney Co., Inc.	57,375	1,151,516
Kohl's Corp.*	84,938	3,594,576
Macy's, Inc.	112,650	1,002,585
Nordstrom, Inc.	42,932	719,111
Sears Holdings Corp.*	14,838	678,245
Target Corp.	208,291	7,163,127

		16,022,790
Specialty Retail 2.1%
Abercrombie & Fitch Co. "A"	22,200	528,360
AutoNation, Inc.*	32,759	454,695
AutoZone, Inc.*	10,708	1,741,335
Bed Bath & Beyond, Inc.*	69,766	1,726,709
Best Buy Co., Inc.	94,372	3,582,361
GameStop Corp. "A"*	43,100	1,207,662
Home Depot, Inc.	468,047	11,027,187
Limited Brands, Inc.	72,911	634,326
Lowe's Companies, Inc.	405,274	7,396,251
O'Reilly Automotive, Inc.*	37,000	1,295,370
Office Depot, Inc.*	71,659	93,873
RadioShack Corp.	37,095	317,904
Staples, Inc.	191,773	3,473,009
The Gap, Inc.	125,558	1,630,998
The Sherwin-Williams Co.	26,105	1,356,677
Tiffany & Co.	32,916	709,669
TJX Companies, Inc.	116,299	2,981,906

		40,158,292
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	89,400	1,492,980
NIKE, Inc. "B"	107,716	5,050,803
Polo Ralph Lauren Corp.	15,200	642,200
VF Corp.	22,940	1,310,104

		8,496,087
Consumer Staples 12.6%
Beverages 2.7%
Brown-Forman Corp. "B"	26,523	1,029,869
Coca-Cola Co.	547,835	24,077,348
Coca-Cola Enterprises, Inc.	83,124	1,096,405
Constellation Brands, Inc. "A"*	51,300	610,470
Dr. Pepper Snapple Group, Inc.*	68,800	1,163,408
Molson Coors Brewing Co. "B"	40,904	1,402,189
Pepsi Bottling Group, Inc.	36,662	811,697
PepsiCo, Inc.	428,450	22,056,606

		52,247,992
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	119,333	5,527,505
CVS Caremark Corp.	398,691	10,960,016

Kroger Co.	181,163	3,844,279
Safeway, Inc.	115,407	2,330,067
SUPERVALU, Inc.	55,391	790,983
Sysco Corp.	160,090	3,650,052
Wal-Mart Stores, Inc.	614,854	32,033,893
Walgreen Co.	268,278	6,964,497
Whole Foods Market, Inc.	36,500	613,200

		66,714,492
Food Products 1.8%
Archer-Daniels-Midland Co.	177,653	4,935,200
Campbell Soup Co.	53,809	1,472,214
ConAgra Foods, Inc.	126,652	2,136,619
Dean Foods Co.*	39,900	721,392
General Mills, Inc.	92,150	4,596,442
H.J. Heinz Co.	86,854	2,871,393
Hormel Foods Corp.	18,600	589,806
Kellogg Co.	66,834	2,448,130
Kraft Foods, Inc. "A"	406,084	9,051,613
McCormick & Co., Inc.	35,000	1,034,950
Sara Lee Corp.	187,339	1,513,699
The Hershey Co.	43,760	1,520,660
The J.M. Smucker Co.	34,110	1,271,280
Tyson Foods, Inc. "A"	78,200	734,298

		34,897,696
Household Products 2.8%
Clorox Co.	36,532	1,880,667
Colgate-Palmolive Co.	138,868	8,190,435
Kimberly-Clark Corp.	113,107	5,215,364
Procter & Gamble Co.	805,948	37,952,091

		53,238,557
Personal Products 0.1%
Avon Products, Inc.	113,570	2,183,951
Estee Lauder Companies, Inc. "A"	30,000	739,500

		2,923,451
Tobacco 1.7%
Altria Group, Inc.	564,452	9,042,521
Lorillard, Inc.	46,854	2,892,766
Philip Morris International, Inc.	552,252	19,649,126
Reynolds American, Inc.	44,290	1,587,354

		33,171,767
Energy 12.8%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	83,173	2,374,589
BJ Services Co.	75,428	750,508
Cameron International Corp.*	58,200	1,276,326
Diamond Offshore Drilling, Inc.	20,000	1,257,200
ENSCO International, Inc.	38,000	1,003,200
Halliburton Co.	248,878	3,850,143
Nabors Industries Ltd.*	72,238	721,658
National-Oilwell Varco, Inc.*	115,900	3,327,489
Rowan Companies, Inc.	28,539	341,612
Schlumberger Ltd.	329,544	13,386,077

Smith International, Inc.	58,600	1,258,728

		29,547,530
Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	127,668	4,965,009
Apache Corp.	92,774	5,945,886
Cabot Oil & Gas Corp.	26,700	629,319
Chesapeake Energy Corp.	151,700	2,588,002
Chevron Corp.	551,256	37,066,453
ConocoPhillips	407,609	15,961,968
CONSOL Energy, Inc.	49,400	1,246,856
Devon Energy Corp.	122,904	5,492,580
El Paso Corp.	183,998	1,149,987
EOG Resources, Inc.	67,700	3,707,252
ExxonMobil Corp.	1,356,968	92,409,521
Hess Corp.	78,765	4,269,063
Marathon Oil Corp.	194,388	5,110,460
Massey Energy Co.	20,400	206,448
Murphy Oil Corp.	51,100	2,287,747
Noble Energy, Inc.	46,400	2,500,032
Occidental Petroleum Corp.	223,462	12,435,660
Peabody Energy Corp.	74,600	1,867,984
Pioneer Natural Resources Co.	32,500	535,275
Range Resources Corp.	41,742	1,718,101
Southwestern Energy Co.*	94,800	2,814,612
Spectra Energy Corp.	172,698	2,441,950
Sunoco, Inc.	30,372	804,251
Tesoro Corp.	35,800	482,226
Valero Energy Corp.	143,800	2,574,020
Williams Companies, Inc.	154,323	1,756,196
XTO Energy, Inc.	159,350	4,879,297

		217,846,155
Financials 10.6%
Capital Markets 2.5%
Ameriprise Financial, Inc.	60,808	1,245,956
Bank of New York Mellon Corp.	317,092	8,957,849
Charles Schwab Corp.	255,733	3,963,861
E*TRADE Financial Corp.*	137,700	176,256
Federated Investors, Inc. "B"	22,500	500,850
Franklin Resources, Inc.	41,371	2,228,656
Invesco Ltd.	104,900	1,453,914
Janus Capital Group, Inc.	40,779	271,180
Legg Mason, Inc.	36,600	581,940
Morgan Stanley	296,164	6,743,654
Northern Trust Corp.	60,605	3,625,391
State Street Corp.	119,234	3,670,023
T. Rowe Price Group, Inc.	68,552	1,978,411
The Goldman Sachs Group, Inc.	127,069	13,471,855

		48,869,796
Commercial Banks 1.9%
BB&T Corp.	155,218	2,626,289
Comerica, Inc.	40,057	733,444
Fifth Third Bancorp.	142,391	415,782
First Horizon National Corp.	52,823	567,321
Huntington Bancshares, Inc.	93,996	156,033
KeyCorp	132,083	1,039,493

M&T Bank Corp.	20,000	904,800
Marshall & Ilsley Corp.	67,153	378,071
PNC Financial Services Group, Inc.	118,923	3,483,255
Regions Financial Corp.	182,019	775,401
SunTrust Banks, Inc.	101,092	1,186,820
US Bancorp.	485,215	7,088,991
Wells Fargo & Co.	1,165,221	16,592,747
Zions Bancorp.	28,956	284,638

		36,233,085
Consumer Finance 0.4%
American Express Co.	324,243	4,419,432
Capital One Financial Corp.	109,643	1,342,030
Discover Financial Services	127,632	805,358
SLM Corp.*	126,165	624,517

		7,191,337
Diversified Financial Services 2.7%
Bank of America Corp.	1,760,534	12,006,842
CIT Group, Inc.	95,300	271,605
Citigroup, Inc.	1,510,760	3,822,223
CME Group, Inc.	18,400	4,533,576
IntercontinentalExchange, Inc.*	19,500	1,452,165
JPMorgan Chase & Co.	1,032,643	27,447,651
Leucadia National Corp.*	46,900	698,341
Moody's Corp.	51,700	1,184,964
NYSE Euronext	69,100	1,236,890
The NASDAQ OMX Group, Inc.*	36,800	720,544

		53,374,801
Insurance 2.1%
Aflac, Inc.	129,244	2,502,164
Allstate Corp.	149,470	2,862,351
American International Group, Inc.	725,748	725,748
Aon Corp.	76,587	3,126,281
Assurant, Inc.	30,000	653,400
Chubb Corp.	98,258	4,158,279
Cincinnati Financial Corp.	44,534	1,018,493
Genworth Financial, Inc. "A"	111,300	211,470
Hartford Financial Services Group, Inc.	91,746	720,206
Lincoln National Corp.	68,374	457,422
Loews Corp.	96,023	2,122,108
Marsh & McLennan Companies, Inc.	143,932	2,914,623
MBIA, Inc.*	52,146	238,829
MetLife, Inc.	226,011	5,146,270
Principal Financial Group, Inc.	68,319	558,849
Progressive Corp.*	183,688	2,468,767
Prudential Financial, Inc.	117,516	2,235,154
The Travelers Companies, Inc.	162,375	6,598,920
Torchmark Corp.	23,110	606,175
Unum Group	87,694	1,096,175
XL Capital Ltd. "A"	88,932	485,569

		40,907,253
Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co. "A" (REIT)	38,316	209,972
AvalonBay Communities, Inc. (REIT)	23,029	1,083,745
Boston Properties, Inc. (REIT)	34,500	1,208,535

Equity Residential (REIT)	73,560	1,349,826
HCP, Inc. (REIT)	67,455	1,204,072
Health Care REIT, Inc. (REIT)	28,600	874,874
Host Hotels & Resorts, Inc. (REIT)	134,200	526,064
Kimco Realty Corp. (REIT)	59,600	454,152
Plum Creek Timber Co., Inc. (REIT)	44,924	1,305,941
ProLogis (REIT)	78,200	508,300
Public Storage (REIT)	35,130	1,940,932
Simon Property Group, Inc. (REIT)	68,468	2,371,731
Ventas, Inc. (REIT)	38,100	861,441
Vornado Realty Trust (REIT)	40,165	1,335,084

		15,234,669
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	49,300	198,679
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp., Inc.	138,300	1,616,727
People's United Financial, Inc.	96,000	1,725,120

		3,341,847
Health Care 15.1%
Biotechnology 2.2%
Amgen, Inc.*	285,424	14,134,196
Biogen Idec, Inc.*	80,471	4,218,290
Celgene Corp.*	127,100	5,643,240
Cephalon, Inc.*	18,300	1,246,230
Genzyme Corp.*	74,040	4,397,236
Gilead Sciences, Inc.*	251,320	11,641,142

		41,280,334
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	169,798	8,697,053
Becton, Dickinson & Co.	65,492	4,403,682
Boston Scientific Corp.*	407,406	3,238,878
C.R. Bard, Inc.	26,594	2,120,074
Covidien Ltd.	136,557	4,539,155
DENTSPLY International, Inc.	40,100	1,076,685
Hospira, Inc.*	41,922	1,293,713
Intuitive Surgical, Inc.*	11,100	1,058,496
Medtronic, Inc.	308,999	9,106,200
St. Jude Medical, Inc.*	96,426	3,503,157
Stryker Corp.	64,548	2,197,214
Varian Medical Systems, Inc.*	32,500	989,300
Zimmer Holdings, Inc.*	62,208	2,270,592

		44,494,199
Health Care Providers & Services 2.1%
Aetna, Inc.	127,096	3,092,246
AmerisourceBergen Corp.	43,148	1,409,214
Cardinal Health, Inc.	97,168	3,058,849
CIGNA Corp.	73,175	1,287,148
Coventry Health Care, Inc.*	40,258	520,938
DaVita, Inc.*	27,600	1,213,020
Express Scripts, Inc.*	66,900	3,088,773
Humana, Inc.*	44,951	1,172,322
Laboratory Corp. of America Holdings*	28,700	1,678,663
McKesson Corp.	76,515	2,681,086

Medco Health Solutions, Inc.*	136,776	5,654,320
Patterson Companies, Inc.*	28,600	539,396
Quest Diagnostics, Inc.	41,902	1,989,507
Tenet Healthcare Corp.*	121,848	141,344
UnitedHealth Group, Inc.	331,724	6,942,983
WellPoint, Inc.*	138,316	5,251,858

		39,721,667
Health Care Technology 0.0%
IMS Health, Inc.	50,006	623,575
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	45,503	1,477,937
Millipore Corp.*	14,181	814,131
PerkinElmer, Inc.	31,163	397,952
Thermo Fisher Scientific, Inc.*	116,328	4,149,420
Waters Corp.*	25,705	949,800

		7,789,240
Pharmaceuticals 8.1%
Abbott Laboratories	425,422	20,292,629
Allergan, Inc.	83,178	3,972,581
Bristol-Myers Squibb Co.	545,936	11,966,917
Eli Lilly & Co.	275,747	9,212,707
Forest Laboratories, Inc.*	81,681	1,793,715
Johnson & Johnson	760,201	39,986,573
King Pharmaceuticals, Inc.*	63,875	451,596
Merck & Co., Inc.	576,806	15,429,560
Mylan, Inc.*	80,200	1,075,482
Pfizer, Inc.	1,854,593	25,259,557
Schering-Plough Corp.	448,052	10,551,625
Watson Pharmaceuticals, Inc.*	26,907	837,077
Wyeth	366,609	15,778,851

		156,608,870
Industrials 9.6%
Aerospace & Defense 2.7%
Boeing Co.	200,820	7,145,176
General Dynamics Corp.	107,660	4,477,579
Goodrich Corp.	32,438	1,229,076
Honeywell International, Inc.	203,768	5,676,976
ITT Corp.	47,792	1,838,558
L-3 Communications Holdings, Inc.	31,700	2,149,260
Lockheed Martin Corp.	92,126	6,359,458
Northrop Grumman Corp.	90,850	3,964,694
Precision Castparts Corp.	37,600	2,252,240
Raytheon Co.	112,423	4,377,752
Rockwell Collins, Inc.	41,644	1,359,260
United Technologies Corp.	260,240	11,185,115

		52,015,144
Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	47,300	2,157,353
Expeditors International of Washington, Inc.	56,200	1,589,898
FedEx Corp.	86,801	3,861,777
United Parcel Service, Inc. "B"	274,670	13,519,257

		21,128,285

Airlines 0.1%
Southwest Airlines Co.	197,891	1,252,650
Building Products 0.0%
Masco Corp.	95,205	664,531
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	28,531	637,383
Cintas Corp.	33,866	837,167
Iron Mountain, Inc.*	48,100	1,066,377
Pitney Bowes, Inc.	54,685	1,276,895
R.R. Donnelley & Sons Co.	57,721	423,095
Republic Services, Inc.	86,099	1,476,598
Stericycle, Inc.*	22,900	1,093,017
Waste Management, Inc.	137,640	3,523,584

		10,334,116
Construction & Engineering 0.2%
Fluor Corp.	50,808	1,755,416
Jacobs Engineering Group, Inc.*	34,700	1,341,502

		3,096,918
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	46,002	1,189,612
Emerson Electric Co.	209,340	5,982,937
Rockwell Automation, Inc.	38,756	846,431

		8,018,980
Industrial Conglomerates 2.0%
3M Co.	191,766	9,534,606
General Electric Co.	2,891,765	29,235,744
Textron, Inc.	64,554	370,540

		39,140,890
Machinery 1.4%
Caterpillar, Inc.	165,668	4,632,077
Cummins, Inc.	52,992	1,348,646
Danaher Corp.	71,322	3,867,079
Deere & Co.	116,492	3,829,092
Dover Corp.	51,659	1,362,764
Eaton Corp.	44,154	1,627,517
Flowserve Corp.	15,100	847,412
Illinois Tool Works, Inc.	107,842	3,326,926
Ingersoll-Rand Co., Ltd. "A"	83,872	1,157,434
Manitowoc Co., Inc.	33,000	107,910
PACCAR, Inc.	101,715	2,620,178
Pall Corp.	32,210	658,050
Parker Hannifin Corp.	42,852	1,456,111

		26,841,196
Professional Services 0.2%
Dun & Bradstreet Corp.	14,500	1,116,500
Equifax, Inc.	33,909	829,075
Monster Worldwide, Inc.*	32,689	266,416
Robert Half International, Inc.	41,775	744,848

		2,956,839
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	77,486	4,660,783
CSX Corp.	107,252	2,772,464
Norfolk Southern Corp.	99,944	3,373,110
Ryder System, Inc.	15,090	427,198

Union Pacific Corp.	139,330	5,727,856

		16,961,411
Trading Companies & Distributors 0.1%
Fastenal Co.	34,300	1,102,917
W.W. Grainger, Inc.	17,762	1,246,537

		2,349,454
Information Technology 17.7%
Communications Equipment 2.9%
Ciena Corp.*	22,298	173,479
Cisco Systems, Inc.*	1,605,164	26,918,600
Corning, Inc.	429,790	5,703,313
Harris Corp.	35,200	1,018,688
JDS Uniphase Corp.*	58,039	188,627
Juniper Networks, Inc.*	140,800	2,120,448
Motorola, Inc.	635,896	2,689,840
QUALCOMM, Inc.	454,454	17,682,805
Tellabs, Inc.*	115,730	530,043

		57,025,843
Computers & Peripherals 5.1%
Apple, Inc.*	244,678	25,720,551
Dell, Inc.*	475,947	4,511,977
EMC Corp.*	557,462	6,355,067
Hewlett-Packard Co.	660,136	21,163,960
International Business Machines Corp.	368,920	35,744,659
Lexmark International, Inc. "A"*	21,057	355,232
NetApp, Inc.*	87,809	1,303,085
QLogic Corp.*	32,200	358,064
SanDisk Corp.*	58,600	741,290
Sun Microsystems, Inc.*	200,591	1,468,326
Teradata Corp.*	46,998	762,308

		98,484,519
Electronic Equipment, Instruments & Components 0.3%
Agilent Technologies, Inc.*	93,141	1,431,577
Amphenol Corp. "A"	46,700	1,330,483
FLIR Systems, Inc.*	39,300	804,864
Jabil Circuit, Inc.	47,975	266,741
Molex, Inc.	37,186	510,936
Tyco Electronics Ltd.	126,757	1,399,397

		5,743,998
Internet Software & Services 1.7%
Akamai Technologies, Inc.*	44,500	863,300
eBay, Inc.*	292,832	3,677,970
Google, Inc. "A"*	65,900	22,937,154
VeriSign, Inc.*	51,900	979,353
Yahoo!, Inc.*	384,022	4,919,322

		33,377,099
IT Services 1.1%
Affiliated Computer Services, Inc. "A"*	26,200	1,254,718
Automatic Data Processing, Inc.	140,537	4,941,281
Cognizant Technology Solutions Corp. "A"*	78,900	1,640,331
Computer Sciences Corp.*	43,132	1,588,983
Convergys Corp.*	34,840	281,507
Fidelity National Information Services, Inc.	49,300	897,260

Fiserv, Inc.*	43,150	1,573,249
MasterCard, Inc. "A"	20,100	3,366,348
Paychex, Inc.	85,867	2,204,206
Total System Services, Inc.	49,666	685,888
Western Union Co.	192,588	2,420,831

		20,854,602
Office Electronics 0.1%
Xerox Corp.	230,456	1,048,575
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*	147,397	449,561
Altera Corp.	79,643	1,397,735
Analog Devices, Inc.	77,368	1,490,881
Applied Materials, Inc.	371,435	3,992,926
Broadcom Corp. "A"*	119,470	2,387,011
Intel Corp.	1,530,182	23,029,239
KLA-Tencor Corp.	45,485	909,700
Linear Technology Corp.	59,106	1,358,256
LSI Corp.*	171,255	520,615
MEMC Electronic Materials, Inc.*	59,800	986,102
Microchip Technology, Inc.	48,300	1,023,477
Micron Technology, Inc.*	199,049	808,139
National Semiconductor Corp.	52,266	536,772
Novellus Systems, Inc.*	25,982	432,081
NVIDIA Corp.*	150,347	1,482,421
Teradyne, Inc.*	44,958	196,916
Texas Instruments, Inc.	355,248	5,865,144
Xilinx, Inc.	77,713	1,488,981

		48,355,957
Software 4.0%
Adobe Systems, Inc.*	145,804	3,118,748
Autodesk, Inc.*	59,448	999,321
BMC Software, Inc.*	49,869	1,645,677
CA, Inc.	103,915	1,829,943
Citrix Systems, Inc.*	47,614	1,077,981
Compuware Corp.*	79,621	524,702
Electronic Arts, Inc.*	87,406	1,589,915
Intuit, Inc.*	85,666	2,312,982
McAfee, Inc.*	41,100	1,376,850
Microsoft Corp.	2,101,895	38,611,811
Novell, Inc.*	90,882	387,157
Oracle Corp.*	1,057,129	19,102,321
Salesforce.com, Inc.*	28,100	919,713
Symantec Corp.*	228,806	3,418,362

		76,915,483
Materials 3.3%
Chemicals 2.0%
Air Products & Chemicals, Inc.	56,390	3,171,938
CF Industries Holdings, Inc.	13,800	981,594
Dow Chemical Co.	258,091	2,175,707
E.I. du Pont de Nemours & Co.	245,052	5,472,011
Eastman Chemical Co.	21,986	589,225
Ecolab, Inc.	44,842	1,557,363
International Flavors & Fragrances, Inc.	20,716	631,009
Monsanto Co.	150,984	12,546,770

PPG Industries, Inc.	43,262	1,596,368
Praxair, Inc.	85,328	5,741,721
Rohm & Haas Co.	34,789	2,742,765
Sigma-Aldrich Corp.	33,768	1,276,093

		38,482,564
Construction Materials 0.1%
Vulcan Materials Co.	28,931	1,281,354
Containers & Packaging 0.2%
Ball Corp.	25,124	1,090,381
Bemis Co., Inc.	26,930	564,722
Owens-Illinois, Inc.*	45,000	649,800
Pactiv Corp.*	34,349	501,152
Sealed Air Corp.	42,372	584,734

		3,390,789
Metals & Mining 0.9%
AK Steel Holding Corp.	30,700	218,584
Alcoa, Inc.	267,351	1,962,356
Allegheny Technologies, Inc.	25,279	554,369
Freeport-McMoRan Copper & Gold, Inc.	113,899	4,340,691
Newmont Mining Corp.	132,800	5,944,128
Nucor Corp.	87,336	3,333,615
Titanium Metals Corp.	23,000	125,810
United States Steel Corp.	33,392	705,573

		17,185,126
Paper & Forest Products 0.1%
International Paper Co.	114,704	807,516
MeadWestvaco Corp.	47,544	570,053
Weyerhaeuser Co.	58,729	1,619,158

		2,996,727
Telecommunication Services 3.9%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	1,619,530	40,812,156
CenturyTel, Inc.	26,655	749,539
Embarq Corp.	37,781	1,430,011
Frontier Communications Corp.	84,605	607,464
Qwest Communications International, Inc.	390,081	1,334,077
Verizon Communications, Inc.	776,812	23,459,722
Windstream Corp.	120,274	969,408

		69,362,377
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	106,900	3,252,967
Sprint Nextel Corp.*	785,128	2,802,907

		6,055,874
Utilities 4.2%
Electric Utilities 2.4%
Allegheny Energy, Inc.	44,018	1,019,897
American Electric Power Co., Inc.	112,715	2,847,181
Duke Energy Corp.	356,996	5,112,183
Edison International	92,190	2,655,994
Entergy Corp.	53,409	3,636,619
Exelon Corp.	182,238	8,271,783
FirstEnergy Corp.	86,195	3,327,127

FPL Group, Inc.	113,794	5,772,769
Northeast Utilities	43,600	941,324
Pepco Holdings, Inc.	52,500	655,200
Pinnacle West Capital Corp.	25,796	685,142
PPL Corp.	100,148	2,875,249
Progress Energy, Inc.	74,250	2,692,305
Southern Co.	215,888	6,610,490

		47,103,263
Gas Utilities 0.2%
EQT Corp.	35,100	1,099,683
Nicor, Inc.	12,137	403,313
Questar Corp.	45,300	1,333,179

		2,836,175
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	172,850	1,004,259
Constellation Energy Group, Inc.	51,487	1,063,721
Dynegy, Inc. "A"*	111,461	157,160

		2,225,140
Multi-Utilities 1.5%
Ameren Corp.	55,419	1,285,167
CenterPoint Energy, Inc.	87,668	914,377
CMS Energy Corp.	58,149	688,484
Consolidated Edison, Inc.	73,016	2,892,164
Dominion Resources, Inc.	162,580	5,038,354
DTE Energy Co.	43,903	1,216,113
Integrys Energy Group, Inc.	19,800	515,592
NiSource, Inc.	70,866	694,487
PG&E Corp.	102,347	3,911,702
Public Service Enterprise Group, Inc.	142,346	4,194,937
SCANA Corp.	31,700	979,213
Sempra Energy	69,090	3,194,722
TECO Energy, Inc.	54,988	613,116
Wisconsin Energy Corp.	31,600	1,300,972
Xcel Energy, Inc.	120,137	2,238,152

		29,677,552

Total Common Stocks (Cost $2,297,514,733)		1,899,845,571
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.718% **, 5/14/2009 (a) Cost $5,058,148)	5,060,000	5,059,003
	Shares	Value ($)

Cash Equivalents 1.1%
Cash Management QP Trust, 0.53% (b) (Cost $21,236,535)	21,236,535	21,236,535

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,323,809,416) †				99.8	1,926,141,109
Other Assets and Liabilities, Net				0.2	4,395,700

Net Assets				100.0	1,930,536,809

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,505,349,218. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $579,208,109. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $367,604,601 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $946,812,710.

(a)				At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/18/2009	152	28,858,446	30,202,400	1,343,954

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 1,899,845,571	$ 1,343,954
Level 2	26,295,538	-
Level 3	-	-
Total	$ 1,926,141,109	$ 1,343,954

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ 1,343,954
Commodity Contracts	$ -
Other Contracts	$ -

Futures. The Fund is subject to equity risk. The Fund invests in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio, a series of DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Portfolio, a series of DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009